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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-04804

The Elite Group of Mutual Funds

(Exact name of registrant as specified in charter)

1325 4th Avenue, Suite 1744 Seattle, Washington	98101
(Address of principal executive offices)	(Zip code)

Richard S. McCormick

McCormick Capital Management   1325 4th Avenue, Suite 1744   Seattle, WA 98101

(Name and address of agent for service)

Registrant's telephone number, including area code:  (206) 624-5863

Date of fiscal year end:            September 30, 2012

Date of reporting period:          March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT

FINANCIAL STATEMENTS
(Unaudited)

MARCH 31, 2012

THE ELITE GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

PORTFOLIO OF INVESTMENTS
The Elite Growth & Income Fund
March 31, 2012
(unaudited)

Shares		Market Value
	Common Stock 96.6%

	Basic Industries 6.2%
40,428	Souther Copper Corp	$1,281,972
25,000	Walter Energy Inc	1,480,250
	Total Basic Industries	2,762,222

	Business Services 6.4%
2,000	Google Inc Cl A	1,282,480
50,000	Microsoft Corp	1,612,500
	Total Business Services	2,894,980

	Capital Goods 3.2%
8,000	Joy Global Inc	588,000
15,000	Thermo Fisher Scientific	845,700
	Total Capital Goods	1,433,700

	Consumer Goods & Services 5.6%
2,500	Apple, Inc.	1,498,675
16,000	Tupperware Brands Corp.	1,016,000
	Total Consumer Goods & Services	2,514,675

	Energy 17.0%
15,000	Anadarko Petroleum Corp	1,175,100
40,000	BP PLC ADR (a)	1,800,000
50,000	C&J Energy Services, Inc. (b)	889,500
20,000	Diamond Offshore Drilling	1,335,000
40,000	Halliburton Co	1,327,600
20,000	Transocean Ltd. (a)	1,094,000
	Total Energy	7,621,200

	Financial 12.6%
100,000	Hartford Finl. Service Grp. Inc.	2,108,000
30,000	JPMorgan Chase & Co (a)	1,379,400
50,000	Lincoln National Corp	1,318,000
60,000	New York Community Bancorp (b)	834,600
	Total Financial	5,640,000

	Health Care Goods & Services 23.7%
30,000	Abbott Laboratories Inc.	1,838,700
842,716	Agenus Inc. (b)	5,570,353
40,000	Merck & Co Inc	1,536,000
25,000	Teva Pharmaceutical ADR	1,126,500
8,000	Wellpoint, Inc.	590,400
	Total Health Care Goods & Services	10,661,953

	Precious Metals 21.9%
30,000	Agnico Eagle Mines Ltd	1,001,400
40,000	iShares Silver Trust	1,254,800
100,000	Kinross Gold Corp.	979,000
70,000	Market Vector Jr. Gold Miners (b)	1,718,500
40,000	Newmont Mining Corp	2,050,800
60,000	Seabridge Gold Inc (b)	1,205,400
10,000	SPDR Gold Trust	1,621,400
	Total Precious Metals	9,831,300

	Total Value of Common Stock	$43,360,030
	(Cost $ 38,041,542)

Shares			Market Value

	Short-Term Investments 12.5%
3,846,622	Blackrock Liquidity Fund 0.14% (c)(d)		$3,846,622
1,777,242	BNY Mellon Cash Reserves 0.05% (d)		1,777,242
	Total Value Of Short-Term Investments		5,623,864
	(Cost $5,623,864)

	Total Investments in Securities
	(Cost $ 43,665,406)	109.1%	48,983,894

	Liabilities in excess of
	other assets	-9.1%	(4,108,442)

	Net Assets	100.0%	$44,875,452

At March 31, 2012, unrealized appreciation of securities, including written options, for Federal Income Tax purposes based on cost of $43,363,312, is as follows:

	Gross unrealized appreciation			$7,305,809
	Gross unrealized depreciation			(1,957,127)
	Net unrealized appreciation			$5,348,682

	Schedule of Call Options Written
Contracts	March 31, 2012
400	BP PLC ADR 7/21/12 $47			$(52,400)
300	JP Morgan Chase & Co 5/19/12 $43			(102,000)
200	Transocean Ltd. 5/19/12 $50			(117,500)
	Total Call Options Written -	(0.6%	)	$(271,900)
	(Premiums received $ 302,094) (Note 3)

*Non-income producing

(a) All or a portion of the security is pledged as collateral for options written.

(b) All or a portion of this security was on loan at March 31, 2012. The value of securities on loan at March 31, 2012 was $3,750,859.

(c) This security was purchased with cash collateral received for securities on loan at March 31, 2012.

(d) Represents 7 day effective yield as of March 31, 2012.

See Notes to Financial Statements	2

THE ELITE INCOME FUND

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

PORTFOLIO OF INVESTMENTS
The Elite Income Fund
March 31, 2012
(unaudited)

	Bonds 85.4%

Par Value	U.S. Government/Agencies Notes and Bonds 21.2%	Maturity	Coupon	Market Value
200,000	Fannie Mae	07/30/12	1.125%	$200,639
416,000	U.S. Treasury Note	04/30/13	0.625%	417,739
250,000	Tennessee Valley Authority	08/01/13	4.750%	264,740
200,000	PEFCO	08/15/13	4.974%	212,237
625,000	U.S. Treasury Note	09/30/16	1.000%	627,099
64,730	Fannie Mae	02/25/18	5.000%	68,657
250,000	Fannie Mae (a)	06/25/19	5.385%	280,768
350,000	PEFCO	12/15/21	4.300%	401,478
56,328	Fannie Mae	03/01/22	5.000%	61,000
400,000	U.S. Treasury Bond	08/15/23	6.250%	554,000
150,000	Tennessee Valley Authority	07/15/24	6.235%	179,047
320,000	U.S. Treasury Bond	02/15/26	6.000%	441,500
300,000	U.S. Treasury Bond	11/15/28	5.250%	392,016
273,569	Fannie Mae	10/25/32	5.500%	280,412
	Total U.S. Government/Agencies Notes and Bonds			4,381,332

	Quasi & Foreign Governments 4.3%
200,000	Province of Manitoba	04/28/14	1.375%	203,269
350,000	Province of Ontario	02/05/15	2.950%	371,047
300,000	Province of Nova Scotia	07/21/15	2.375%	313,680
	Total Quasi & Foreign Governments			887,996

	Securitized /Asset Backed Bonds 7.6%
106,255	AEP Texas Central Transition	07/01/13	4.980%	109,074
153,602	Mercedes Benz Auto Rec. Trust	01/15/14	1.670%	154,357
72,798	Massachusetts RRB Special Purpose Trust	03/15/15	4.400%	74,771
250,000	Mercedes Benz Auto Rec. Trust	03/16/15	0.850%	250,773
103,576	FPL Recovery Funding LLC	08/01/15	5.044%	107,313
220,000	FPL Recovery Funding LLC	08/01/17	5.127%	241,796
15,323	GNMA (577742)	09/15/17	5.500%	16,795
200,000	RSB Bondco LLC	04/01/18	5.720%	221,726
131,000	Freddie Mac (2962 YE)	09/15/18	4.500%	134,756
108,244	FHLMC Pool	11/01/25	3.500%	114,178
49,412	Freddie Mac (FHR 1963 Z)	01/15/27	7.500%	58,440
75,734	Fannie Mae (2002-93 A 1)	03/25/32	6.500%	84,822
	Total Securitized /Asset Backed Bonds			1,568,801

	Corporate Bonds Industrial - Capital Goods 1.5%
300,000	Actuant Corp.	06/15/17	6.875%	311,250
	Total Corporate Bonds Industrial - Capital Goods			311,250

	Corporate Bonds Industrial - Communications 4.9%
120,000	Rogers Communications Inc.	03/01/14	6.375%	132,226
175,000	Qwest Corp.	10/01/14	7.500%	195,103
250,000	DirecTV Holdings LLC	03/01/16	3.500%	262,564
300,000	Scripps Networks	12/15/16	2.700%	310,429
110,000	Motorola Solutions Inc.	09/01/25	6.500%	120,682
	Total Corporate Bonds Industrial - Communications			1,021,004

	Corporate Bonds Industrial - Consumer Cyclical 0.8%
150,000	Iron Mountain Inc	08/15/21	8.375%	163,125
	Total Corporate Bonds Industrial - Consumer Cyclical			163,125

	Corporate Bonds Industrial - Consumer Non-Cyclical 8.1%
154,000	American Axle & Mfg	02/11/14	5.250%	158,235
250,000	Fortune Brands Inc.	01/15/16	5.375%	277,463
120,000	Domtar Corp.	06/01/17	10.750%	155,100
250,000	Starbucks Corp.	08/15/17	6.250%	293,732
390,000	Altria Group Inc.	11/10/18	9.700%	529,942
200,000	Archer Daniels Midland Co.	03/15/27	7.500%	265,192
	Total Corporate Bonds Industrial - Consumer Non-Cyclical			1,679,664

	Corporate Bonds Industrial - Energy 6.0%
300,000	Valero Logistics Co.	07/15/12	6.875%	303,447
200,000	Petrohawk Energy Corp.	08/01/14	10.500%	222,750
400,000	Anadarko Petroleum Corp.	09/15/16	5.950%	461,159
100,000	Chesapeake Energy Corp.	08/15/20	6.625%	101,750
150,000	NV Energy Inc.	11/15/20	6.250%	162,786
	Total Corporate Bonds Industrial - Energy			1,251,892

	Corporate Bonds Industrial - Transportation 2.0%
400,000	BNSF Funding Trust (a)	12/15/55	6.613%	416,000
	Total Corporate Bonds Industrial - Transportation			416,000

	Corporate Bonds Utilities - Electric 8.8%
450,000	Oncor Electric Delivery Co.	05/01/12	6.375%	$451,724
100,000	Ameren Illinois Co.	12/15/13	8.875%	110,209
409,000	Ameren Corp.	05/15/14	8.875%	463,904
125,000	Sempra Energy	06/01/16	6.500%	147,761
359,000	Centerpoint Energy Houston Electric	07/01/23	5.600%	427,885
150,000	Ohio Edison Co.	10/15/38	8.250%	214,231
	Total Corporate Bonds Utilities - Electric			1,815,714

See Notes to Financial Statements	2

THE ELITE INCOME FUND

PORTFOLIO OF INVESTMENTS - (Continued)

March 31, 2012 (Unaudited)

PORTFOLIO OF INVESTMENTS
The Elite Income Fund
March 31, 2012
(unaudited)

Par Value	Corporate Bonds Utilities - Natural Gas 6.2%	Maturity	Coupon	Market Value
200,000	Kaneb Pipeline	06/01/13	5.875%	208,054
250,000	Energy Transfer Partners Co.	07/01/13	6.000%	262,549
300,000	Boardwalk Pipeline LLC	06/01/18	5.200%	319,092
200,000	Buckeye Partners LP	02/01/21	4.875%	208,091
260,000	Enterprise Products Operating LLC (a)	08/01/66	8.375%	283,400
	Total Corporate Bonds Utilities - Natural Gas			1,281,186

	Corporate Bonds Finance - Banking 8.9%
500,000	Household Finance Corp.	11/27/12	6.375%	516,539
250,000	Wachovia Corp. (d)	08/01/13	5.700%	265,431
100,000	Zions Bancorp	09/23/14	7.750%	109,500
291,000	Citigroup Inc.	10/15/14	5.500%	312,217
330,000	Ford Credit Auto Owners Trust	11/15/14	2.420%	336,122
300,000	Wells Fargo Co. (b)	10/28/15	0.753%	293,493
	Total Corporate Bonds Finance - Banking			1,833,302

	Corporate Bonds Finance - Misc. Finance 2.4%
300,000	John Deere Capital Corp	06/19/12	2.875%	301,748
200,000	InterAmerica Development Bank	10/22/12	1.750%	201,304
	Total Corporate Bonds Finance - Misc. Finance			503,052

	Corporate Bonds Finance - REIT's 2.7%
250,000	Senior Housing Properties Trust	01/15/16	4.300%	249,796
200,000	Biomed Realty LP	04/15/16	3.850%	206,622
100,000	Digital Realty Trust LP	03/15/21	5.250%	103,107
	Total Corporate Bonds Finance - REIT's			559,525

	Total Value of Bonds			17,673,843
	(Cost $17,057,876)

Shares	Preferred Stock 1.1%
8,000	Citigroup Capital Preferred			217,600
	Total Preferred Stock			217,600
	(Cost $208,800)

Shares	Common Stock 10.0%
2,000	DuPont De Nemours			105,800
2,000	Exelon Corp.			78,420
30,000	Frontier Communications Corp (d)			125,100
2,000	GlaxoSmithKline PLC			89,820
3,300	iShares iBoxx High Yield Corporate Bond (d)			299,772
20,000	New York Community Bancorp Inc (d)			278,200
10,000	Newmont Mining Corp			512,700
5,053	Southern Copper Corp.			160,231
20,000	SuperValue Inc. (d)			114,200
2,000	Total SA Spon. ADR			102,240
6,000	Waste Management Inc			209,760
	Total Common Stock			2,076,243
	(Cost $2,168,939)

	Short Term Investments 7.0%
469,427	BNY Mellon Cash Reserves 0.050% (c)			469,427
971,810	Blackrock Liquidity Fund 0.14% (c) (e)			971,810
	Total Short Term Investments (Cost $1,441,237)			1,441,237

	Total Investments (Cost $20,876,852)	103.5%		21,408,923
	Liabilities in excess of other assets	(3.5)		(726,496)
	NET ASSETS	100.0%		$20,682,427

At March 31, 2012, unrealized appreciation of securities for Federal Income Tax purposes based on tax cost of $20,876,852 is:

Gross unrealized appreciation	$720,500
Gross unrealized depreciation	(188,429)
Net unrealized appreciation	$532,071

(a) Variable rate security; Interest rate shown is the rate in effect as of March 31, 2012.

(b)  Security is a fixed-to-floating coupon bond.  The coupon shown is the fixed coupon in effect at March 31, 2012.  The fixed coupon will convert to a floating coupon at a predetermined date.  At that date the coupon increases to LIBOR plus a predetermined margin.

(c) Represents 7 day effective yield as of March 31, 2012.

(d) All or a portion of this security was on loan at March 31, 2012. The value of securities on loan at March 31, 2012 was $947,598.

(e) This security was purchased with cash collateral received for securities on loan at March 31, 2012.

See Notes to Financial Statements	3

THE ELITE GROUP OF MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2012 (Unaudited)

	The Elite
	Growth &	The Elite
	Income Fund	Income Fund
ASSETS
Investments in securities, at value (Cost $43,665,406 and $20,876,852, respectively) (Notes 2A and 3)	$48,983,894	$21,408,923
Cash	15,109	58,929
Receivables
Interest	111	197,598
Dividends	32,150	3,210
Interest from Securities Lending	2,404	578
Total Assets	49,033,668	21,669,238

LIABILITIES
Payable upon return of securities on loan	3,846,622	971,810
Call Options written, at value (Proceeds $302,094 and $0 respectively)	271,900	—
Payables:
Fund shares redeemed	—	665
Investment management fees	36,043	12,090
Distributions	—	1,433
Accrued expenses	3,651	813
Total Liabilities	4,158,216	986,811

NET ASSETS
The Elite Growth & Income Fund – Applicable to 2,730,318 shares outstanding no par value, unlimited number of shares of beneficial interest	$44,875,452

The Elite Income Fund – Applicable to 1,994,838 shares outstanding no par value, unlimited number of shares of beneficial interest		$20,682,427

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net assets / shares outstanding)	$16.44	$10.37

At March 31, 2012, the components of net assets were as follows:
Paid-in capital	$45,502,554	$20,248,411
Undistributed net investment income\(loss)	19,464	(254,252)
Accumulated net realized gain\(loss) on investments	(5,995,248)	156,197
Net unrealized appreciation of investments	5,318,488	532,071
Net unrealized appreciation of options written	30,194	—
Net Assets	$44,875,452	$20,682,427

THE ELITE GROUP OF MUTUAL FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2012 (Unaudited)

	The Elite
	Growth &	The Elite
	Income Fund	Income Fund
Investment Income
Income:
Interest	$361	$336,050
Dividends (net of foreign tax withheld of $4,405 and $198, respectively)	478,899	58,041
Securities lending	10,678	1,120
Total Income	489,938	395,211

Expenses:
Investment management fee	200,390	74,134
Transfer agent fees	26,777	17,803
Custodian fees	9,895	10,081
Audit fees	17,641	11,010
Trustee fees and expenses	7,398	4,166
Recordkeeping services	41,717	19,558
Shareholder reports	3,365	1,875
Registration fees and other	1,503	1,125
CCO expense	14,626	7,874
Legal fees	8,650	5,262
Insurance	1,604	903
Total Expenses	333,566	153,791

Net Investment Income	156,372	241,420
Realized and Unrealized Gain/(Loss) on
Investment Securities and Options Contracts
Net realized gain/(loss):
Investment securities	(1,302,967)	200,969
Expired and closed covered call options written (Note 3)	58,877	—
Net realized gain on investment securities and option contracts	(1,244,090)	200,969
Net increase in unrealized appreciation:
Investment securities	11,337,731	193,724
Option contracts written	30,194	—
Net change in unrealized appreciation/depreciation of investments and options	11,367,925	193,724
Net realized and unrealized gain on investment securities and option contracts	10,123,835	394,693
Net increase in net assets resulting from operations	$10,280,207	$636,113

THE ELITE GROWTH & INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31,2012	September
	(Unaudited)	30, 2011

Operations
Net investment income\(loss)	$156,372	$(98,997)
Net realized gain\(loss) on investment securities and options contracts	(1,244,090)	5,752,763
Net change in unrealized appreciation/depreciation of investment securities and option contracts	11,367,925	(9,655,336)
Net increase\(decrease) in net assets resulting from operations	10,280,207	(4,001,570)

Distributions to Shareholders
Distributions from net investment income ($0.05 and $0.00 per share, respectively)	(136,908)	—

Capital Share Transactions
Decrease in net assets resulting from capital share transactions (a)	(1,300,277)	(3,027,724)
Total increase\decrease in net assets	8,843,022	(7,029,294)
Net Assets
Beginning of period	36,032,430	43,061,724
End of period (Including undistributed net investment income of $19,464 and $0.0 respectively)	$44,875,452	$36,032,430

(a)	Transactions in capital stock were as follows:

	Six Months Ended
	March 31, 2012		Year Ended
	(Unaudited)		September 30, 2011
	Shares	Value	Shares	Value
Shares sold	46,420	$688,144	238,447	$3,601,334
Shares issued in reinvestment of distributions	10,083	133,906	—	—
	56,503	822,050	238,447	3,601,334
Shares redeemed	(144,546)	(2,122,327)	(438,480)	(6,629,058)
Net decrease	(88,043)	$(1,300,277)	(200,033)	$(3,027,724)

THE ELITE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2012	September
	(Unaudited)	30, 2011

Operations
Net investment income	$241,420	$546,592
Net realized gain on investment securities	200,969	605,901
Net change in unrealized appreciation\depreciation of investment securities	193,724	(727,573)
Net increase in net assets resulting from operations	636,113	424,920

Distributions to Shareholders
Distributions from net investment income ($0.22 and $0.46 per share, respectively)	(434,682)	(920,496)

Distribution from net realized gains on investment transactions ($0.00 and $0.25 per share respectively)	—	(500,999)

Total distributions to shareholders	(434,682)	(1,421,495)

Capital Share Transactions
Change in net assets resulting from capital share transactions (a)	(761,146)	919,097
Total decrease in net assets	(559,715)	(77,478)

Net Assets
Beginning of period	21,242,142	21,319,620
End of period
(Including undistributed (distributions in excess of) net investment income/loss of $(254,252) and $(60,990), respectively)	$20,682,427	$21,242,142

(a)	Transactions in capital stock were as follows:

	Six Months Ended
	March 31, 2012		Year Ended
	(Unaudited)		September 30, 2011
	Shares	Value	Shares	Value
Shares sold	47,710	$498,657	383,651	$4,077,055
Shares issued in reinvestment of distributions	41,384	428,520	135,025	1,402,466
	89,094	927,177	518,676	5,479,521
Shares redeemed	(161,787)	(1,688,323)	(427,488)	(4,560,424)
Net increase	(72,693)	$(761,146)	91,188	$919,097

THE ELITE GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2012		Year Ended September 30,
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value, beginning of period	$12.78		$14.27	$14.37	$13.38	$18.78	$19.13

Income (loss) from investment operations
Net investment income (loss)	0.06		(0.04)	0.03	0.16	0.14	(0.03)
Net gain (loss) on securities (both realized and unrealized)	3.65		(1.45)	0.06	0.93	(5.48)	4.01
Total from investment operations	3.71		(1.49)	0.09	1.09	(5.34)	3.98

Less Distributions
Dividends from net investment income	(0.05)		—	(0.17)	(0.10)	(0.06)	(0.03)
Distribution from net realized gains	—		—	—	—	—	(4.20)
Distribution from return of capital	—		—	(0.02)	—	—	(0.10)
Total distributions	(0.05)		—	(0.19)	(0.10)	(0.06)	(4.33)
Net asset value, end of period	$16.44		$12.78	$14.27	$14.37	$13.38	$18.78

Total Return	29.11%		(10.44% )	0.71%	8.64%	(28.52% )	21.03%

Ratios / Supplemental Data
Net asset value, end of period (in 000’s)	$44,875		$36,032	$43,062	$46,075	$47,191	$67,834
Ratio of expenses to average net assets	1.65%	(1)	1.52%	1.56%	1.79%	1.42%	1.35%
Ratio of net investment income (loss) to average net assets	0.77%	(1)	(0.23% )	0.10%	1.54%	0.79%	(0.16% )

Portfolio Turnover	56.73%		174.98%	239.54%	233.44%	277.14%	213.35%

(1)	annualized

THE ELITE INCOME FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2012		Year Ended September 30,
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value, beginning of period	$10.27		$10.79	$10.33	$9.20	$9.73	$9.77

Income (loss) from investment operations
Net investment income	0.09		0.28	0.33	0.39	0.42	0.43
Net gain (loss) on securities (both realized and unrealized)	0.23		(0.09)	0.55	1.09	(0.50)	(0.00	)**
Total from investment operations	0.32		0.19	0.88	1.48	(0.08)	0.43

Less Distributions
Dividends from net investment income	(0.22)		(0.46)	(0.38)	(0.35)	(0.45)	(0.47)
Distributions from net realized gains	—		(0.25)	(0.04)	—	—	—
Total distributions	(0.22)		(0.71)	(0.42)	(0.35)	(0.45)	(0.47)
Net asset value, end of period	$10.37		$10.27	$10.79	$10.33	$9.20	$9.73

Total Return	3.06%		1.87%	8.74%	16.53%	(0.90% )	4.48%

Ratios / Supplemental Data
Net asset value, end of period (in 000’s)	$20,682		$21,242	$21,320	$17,199	$15,211	$18,000
Ratio of expenses to average net assets	1.44%	(1)	1.28%	1.33%	1.56% *	1.24% *	1.31%	*
Ratio of net investment income to average net assets	2.27%	(1)	2.51%	3.20%	4.11%	4.30%	4.44%

Portfolio Turnover	33.71%		82.99%	75.49%	100.35%	105.66%	117.52%

*	Ratio reflects expenses prior to reimbursement from the manager. Expense ratios after reimbursement were 1.48%, 1.05%, and 1.20%, for the years ended September 30, 2009, 2008, and 2007, respectively.

**	Represents less than $0.01 per share

(1)	annualized

THE ELITE GROUP OF MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended March 31, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

The Elite Growth & Income Fund and The Elite Income Fund (the “Funds”) are two series of shares of beneficial interest of The Elite Group of Mutual Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company.  The Trust was organized in Massachusetts as a business trust on August 8, 1986.   The Trust is authorized to issue an unlimited number of no par value shares of beneficial interest of any number of series.   Currently, the Trust has authorized only the two series above.  The Elite Growth & Income Fund's investment objective is to maximize total return through an aggressive approach to the equity and debt securities markets.   The Elite Income Fund's investment objective is to achieve the highest income return obtainable over the long term commensurate with investments in a diversified portfolio consisting primarily of investment grade debt securities.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.   The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP.”)

A.
Security Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price.   Securities which are traded over-the-counter are valued at the bid price.   Securities for which reliable quotations are not readily available are valued at their respective fair value as determined in good faith by, or under procedures established by the Board of Trustees.

The Funds have established methods of fair value measurements in accordance with GAAP.  Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy maximizes the use of observable market data and minimizes the use of unobservable inputs and establishes classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six months ended  March 31, 2012 maximize the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Funds utilized multi-dimensional relational pricing model techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE ELITE GROUP OF MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

For the Six Months Ended March 31, 2012 (Unaudited)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Funds’ investments carried at fair value:

The Elite Growth & Income Fund
		Short-Term	Total Investments	Liabilities - Call
	Common Stock	Investments	at Value	Options Written
Level 1 – Quoted Prices	$43,360,030	$—	$43,360,030	$
Level 2 – Other Significant Observable Inputs	—	5,623,864	5,623,864	(271,900)
Level 3 – Significant Unobservable Inputs	—	—	—	—
	$43,360,030	$5,623,864	$48,983,894	$(271,900)

The Elite Income Fund
		Common and	Short-Term	Total Investments
	Bonds	Preferred Stock	Investments	at Value
Level 1 – Quoted Prices	$—	$2,293,843	$—	$2,293,843
Level 2 – Other Significant Observable Inputs	17,673,843	—	1,441,237	19,115,080
Level 3 – Significant Unobservable Inputs	—	—	—	—
	$17,673,843	$2,293,843	$1,441,237	$21,408,923

Refer to the Portfolios of Investments for details of securities by industry.

The Funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Funds to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The following table sets forth the effect of the option contracts on the Statement of Operations for six months ended  March 31, 2012.

Statement of Operations location:
Derivative type	Gains/(Losses)

Equity contracts – written options
Net realized gain: Expired and closed covered call options written	$58,877
Net increase in unrealized appreciation –option contracts written	$30,194

THE ELITE GROUP OF MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended March 31, 2012 (Unaudited)

B.
Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all their taxable income to their shareholders. Therefore no federal income tax provision is required.

GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  This guidance requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized in the financial statements.  As of March 31, 2012 the Funds have reviewed their tax positions and have determined that no accruals for tax liabilities are required.

The Funds have reviewed all taxable years that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of March 31, 2012, open taxable years consisted of the taxable years ended September 30, 2008 through September 30, 2011.  No examination of either Fund’s tax filings is currently in progress.

C.
Option Accounting Principles (The Elite Growth & Income Fund) - When the Fund sells an option, an amount equal to the premium received by the Fund is included as an asset and an equivalent liability.   The amount of the liability is marked-to-market to reflect the current market value of the options written.   The current market value of a traded option is the last sale price.   When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.

If an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium received.   The Elite Growth & Income Fund as a writer of an option may have no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

D.
Other - As is common in the industry, security transactions are accounted for on the trade date.   Dividend income and distributions to shareholders are recorded on the ex-dividend date.   Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.  These differences are primarily due to differing treatments for post - October losses, wash losses and amortization of bond premium and discounts.   Interest income and estimated expenses are accrued daily.

E.
Reclassification of Capital Accounts.  GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

THE ELITE GROUP OF MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

For the Six Months Ended March 31, 2012 (Unaudited)

G.
Securities Lending – The Funds may lend portfolio securities to banks and member firms of the New York Stock Exchange that meet capital and other credit requirements or other criteria established by the Board.  These loans may not exceed 33 1/3% of the total asset value of the Funds (including the loan collateral).  The Funds will not lend portfolio securities to its investment advisor or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission.  Loans of portfolio securities will be fully collateralized by cash, Government securities or letters of credit.  Loans of portfolio securities must be secured by collateral at least equal to the market value of the securities loaned.  If the market value of the loaned securities increases over the value of the collateral, the borrower must promptly put up additional collateral; if the market value declines the borrower is entitled to a return of the excess collateral.  Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.  Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.  Cash collateral received in connection with securities lending is invested in an institutional money market vehicle sponsored by BNY Mellon, the Funds securities lending agent.  It is each Fund’s policy to obtain additional collateral from or return excess to the borrower by the end of the next business day, following the valuation date of the securities loaned.  Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

NOTE 3 – PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2012, purchases and sales of securities, other than options, government securities and short-term notes were as follows:

	Purchases	Sales
The Elite Growth & Income Fund	$34,174,384	$24,168,790
The Elite Income Fund	$6,120,075	$6,717,049

For The Elite Growth & Income Fund, transactions in covered call options written for the six months ended March 31, 2012 were as follows:

	Number of
	Contracts*	Premiums
Options outstanding on September 30, 2011	—	$—
Options written	1,050	391,942
Options terminated in closing purchase transactions	(150)	(89,848)
Options exercised	—	—
Options expired	—	—
Options outstanding on March 31, 2012	900	$302,094

*   Each contract represents 100 shares of common stock

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds retain McCormick Capital Management Inc. as their Investment Manager (“Manager”).  Under an Investment Management Agreement, the Manager furnishes each Fund with investment advice, office space and salaries of non-executive personnel needed by the Funds to provide general office services.  As compensation for its services, the Manager is paid a monthly fee based upon the average daily net assets of each Fund.

For The Elite Growth & Income Fund and The Elite Income Fund the rates are 1% and 7/10 of 1%, respectively, up to $250 million; 3/4 of 1% and 5/8 of 1% over $250 million up to $500 million; and ½ of 1% and ½ of 1% respectively, over $500 million for each Fund.

The Manager may voluntarily reimburse a portion of the operating expenses of a Fund for any fiscal year (including management fees, but excluding taxes, interest and brokerage commissions).   Voluntary reimbursements may cease at any time without prior notice and are not subject to recoupment. For the six months ended March 31, 2012 there were no investment management fees voluntarily waved or expenses reimbursed for either of the Elite Funds.

The Trust paid the Chief Compliance Officer $22,500 for the six months ended March 31, 2012.

Certain officers of the Trust are officers of the Manager.

THE ELITE GROUP OF MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

For the Six Months Ended March 31, 2012 (Unaudited)

NOTE 5 – CONCENTRATION

Although the Funds have a diversified investment portfolio, there are certain credit risks due to the manner in which the portfolio is invested, which may subject the Funds more significantly to economic changes occurring in certain industries or sectors.   The Elite Growth & Income Fund has investments in excess of 10% in energy, financial, health care goods & services and precious metals.   The Elite Income Fund has investments in excess of 10% in U.S. Government/Agency Notes & Bonds.

NOTE 6 – DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the six months ended March 31, 2012 and the year ended September 30, 2011 were as follows:

	Six Months Ended
	March 31, 2012	Year Ended
	(Unaudited)	September 30, 2011
The Elite Growth & Income Fund
Distributions from ordinary income	$136,908	$—

The Elite Income Fund
Distributions from ordinary income	$434,682	$1,164,984
Distributions from long term capital gains	—	256,511

As of September 30, 2011, the Fund’s most recently completed tax year-end,  the components of distributable earnings and accumulated losses on a tax basis were as follows:

The Elite Growth & Income Fund
Capital loss carryforwards	$(4,635,458)
Unrealized depreciation of securities	(6,134,943)
$(10,770,401)

The Elite Growth & Income Fund had a capital loss carryforward of $4,635,458 as of September 30, 2011, that expires in 2018 and is available to offset any future gains, to the extent provided by regulations.

As of September 30, 2011, the Fund’s most recently completed tax year-end,  the components of distributable earnings and accumulated losses on a tax basis were as follows:

The Elite Income Fund
Undistributed ordinary income	$139,842
Other accumulated losses	(31,029)
Unrealized appreciation of securities	123,772
$232,585

NOTE 7 – SUBSEQUENT EVENTS

GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds’ are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made.    Management has evaluated subsequent events in the preparation of the Funds’ financial statements and has determined that there are no events that require recognition or disclosure in the financial statements.

THE ELITE GROUP OF MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

For the Six Months Ended March 31, 2012 (Unaudited)

NOTE 8 – CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 9 -  NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”).”  ASU No. 2011-04 requires additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and
2)
For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs.

Management is currently evaluating the impact these disclosures will have on the Fund’s financial statement disclosures.

PROXY POLICIES / AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS (UNAUDITED)

The Elite Group proxy voting policies and the voting record for those proxies are detailed on our web site www.elitefunds.com and are also available on the Securities & Exchange Commission web site www.sec.gov.

Portfolio Holdings:  In addition to our Annual and Semi-Annual report which are dated September 30th and March 31st respectively, we will report to shareholders our security holdings as of June 30th and December 31st.  The June and December reports will also be available on the SEC web site (N-Q) www.sec.gov.  Our security holdings are available on our web site and updated monthly www.elitefunds.com.

BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees.   The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal.   The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations.  The officers have been elected for an annual term.

There were two quarterly Trustee meetings in the period.  All the Trustees had 100% attendance with the exception of Mr. Meisenbach who was unable to attend either meeting.  Because Mr. McCormick and Mr. Meisenbach are the sole owners of the investment advisor, McCormick Capital Management, they do not receive compensation for their duties as Trustee, Chairman of the Board and President (Mr. McCormick) and Trustee, Treasurer and Secretary (Mr. Meisenbach).  The three independent Trustees compensation was $2,000 per meeting or $4,000 per Trustee for each meeting attended.  They received a total of $12,000 for the period ending March 31, 2012.  The following are the Trustees and Executive of the Funds:

				Length of Time
Trustee	Address	Age	Position Held with the Trust	Served (Years)

Richard S. McCormick	1325 4th Avenue	65	Chairman, Board of Trustees and	24
	Suite 1744		President
	Seattle, WA 98101

John W. Meisenbach	1325 4th Avenue	75	Trustee, Treasurer and Secretary	21
	Suite 2100
	Seattle, WA 98101

Lee A. Miller	P.O. Box 1882	80	Trustee	16
	Vashon Island, WA 98070

John M. Parker	821 McGilvra Blvd. E.	65	Trustee	24
	Seattle, WA 98112

Jack R. Policar	500 Union St. #410	64	Trustee	24
	Seattle, WA 98101

Each Trustee oversees two portfolios of the Trust, including the Funds.   The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below. ***

*	Richard S. McCormick	President and Chief Executive Officer of the Investment Manager

*	John W. Meisenbach	Partner in MCM Financial (Insurance)
Director of Costco Wholesale and Expeditors International

	Lee A. Miller	Private Investor
Vice President of Merrill Lynch & Co. (Retired)

	John M. Parker	President of Kennedy Associates, Inc. (Retired)

	Jack R. Policar	President and Chief Executive of J. R. Policar, Inc.
Certified Public Accounting Firm

*	Trustees deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

***	Additional information about the Trustees is available in the Statement of Additional Information which is available upon request, or ready for viewing on our web site: www.elitefunds.com

MUTUAL FUND EXPENSE (UNAUDITED)

There are several kinds of expenses involved in buying, selling and operating a mutual fund.  These expenses represent costs to shareholders which will reduce the rate of return.  The Elite Funds are “no load” mutual funds which mean there are no commissions, fees or expenses associated with paying sales representatives.  Mutual funds that have sales fees are typically associated with stock brokerage firms, insurance companies, and some types of financial planners.

Although the Elite Funds have no sales charges, like all the other funds it does have operating expenses.  In addition to the fees paid to the manager of the Funds there are expenses for attorneys, accountants, printing/mailings, transfer agent, custodians, and government registration fees.  The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (October 1, 2011 through March 31, 2012).

The first line (“Actual Expense”) of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line (“Hypothetical”) of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

In the Elite Funds there are no transactional costs so please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees associated with other mutual funds.  Therefore, the second line of the table is useful in comparing ongoing costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.
The Elite Growth & Income Fund

	Beginning Account Value 10-01-11	Ending Account Value 03-31-12	Expenses Paid During Period* 10-01-11 to 03-31-12
Actual	$1,000	$1,291.10	$9.45
Hypothetical (5% return before expenses)	$1,000	$1,016.75	$8.32

The Elite Income Fund

	Beginning Account Value 10-01-11	Ending Account Value 03-31-12	Expenses Paid During Period* 10-01-11 to 03-31-12
Actual	$1,000	$1,030.80	$7.33
Hypothetical (5% return before expenses)	$1,000	$1,017.78	$7.28

* Expenses are equal to the Fund’s annualized expense ratio of 1.65% for The Growth & Income Fund and 1.44% for The Elite Income Fund, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

INVESTMENT ADVISOR AGREEMENT (Unaudited)

Compensation of the investment manager, based upon each Fund’s daily average net assets, is at the following annual rates:

•	For the Income Fund, 0.70% on the first $250 million, 0.625% on the next $250 million and 0.50% on all above $500 million.
•	For the Growth & Income Fund, 1% on the first $250 million, 0.75% on the next $250 million and 0.50% on all above $500 million.

Unless sooner terminated, the Management Agreement shall continue in effect for successive one-year periods if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for this purpose.

The Management Agreement is terminable by a Fund at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of the Fund, or by the investment manager. The Management Agreement also terminates automatically in the event of its assignment, as defined in the Investment Company Act of 1940 and the rules thereunder.

The Management Agreement provides that the investment manager shall not be liable for any error of judgment or for any loss suffered by the Funds in connection with the performance of its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment manager in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The Trustees, including a majority of the Independent Trustees, approved the continuation of the Management Agreement at the meeting of the Board of Trustees held December 15, 2011. The Independent Trustees were advised by their counsel of their fiduciary obligations in approving the Management Agreement and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Management Agreement and whether the Management Agreement continues to be in the best interests of the Funds and their shareholders. Included with the information provided to assist the Trustees was a description of the services offered to shareholders and of the Investment Manager’s administrative duties, comparative performance and expense data for the Funds, Fund share sales and redemption reports and, financial reports of the Investment Manager. The principal areas reviewed by the Independent Trustees were the nature and quality of the services provided by the investment manager and the reasonableness of the fees charged for those services.

The Independent Trustees, considered the scope and quality of professional research and other services providing resources for the Funds that are utilized by the Investment Manager, as well as the Managers capabilities in operational and investment management. The quality of administrative and other services, including the investment manager’s role in coordinating the activities of the Funds’ as well as the depth of the services provided to shareholders by other service providers, were considered. The Independent Trustees also considered the business reputation of the investment manager and its financial resources.

In reviewing the fees payable under the Management Agreement, the Independent Trustees considered the level of total expenses payable by each Fund, and noted that the level of such expenses is within industry standards and the range of the Funds’ competitors. The Trustees, including the Independent Trustees, also determined that the advisory fees to be paid to the investment manager pursuant to the Management Agreement are fair and reasonable to each Fund and its shareholders. The Independent Trustees considered any residual fall-out benefits to the Adviser from managing the Funds.

In approving the Management Agreement, the Independent Trustees reached the following conclusions: (1) based on the performance of the Funds and the effectiveness of the Funds in achieving their objectives, they believe the Investment Manager has provided high quality services; (2) the Investment Manager has the financial resources and personnel to continue to provide quality services to the Funds; (3) the management fees paid by the Funds are reasonable and the total expenses of the Funds are reasonable; and (4) the continuation of the Agreement is in the best interests of the Funds and the shareholders. The Independent Trustees also considered the profitability of the Adviser with regards to its management of the Funds, concluding that the Adviser's profitability was not excessive given the quality of services provided by the Adviser and the investment performance of the Funds. The Independent Trustees further determined that, based on the Funds' asset levels, it would not be relevant at this time to consider the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. No single factor was considered in isolation or to be determinative to the decision of the Independent Trustees to approve the Management Agreement. Rather the Independent Trustees concluded, in light of a weighing and balancing of all factors considered that the Management Agreement was in the best interest of each Fund.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Elite Group of Mutual Funds

By (Signature and Title)*		/s/ Richard S. McCormick
Richard S. McCormick, President

Date	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Richard S. McCormick
Richard S. McCormick, President

Date	May 24, 2012

By (Signature and Title)*		/s/ John W. Meisenbach
John W. Meisenbach, Treasurer

Date	May 24, 2012

* Print the name and title of each signing officer under his or her signature.